Leases	3 Months Ended
Jul. 31, 2025
Presentation of leases for lessee [abstract]
LEASES
8.
LEASES

The Company has leases for lab and office space and automobiles. Each lease is reflected in the consolidated statement of financial position as a right-of-use asset and a lease liability. The Company classifies right-of-use assets in a consistent manner to its property and equipment. The following is a schedule of the Company’s future minimum lease payments related to the equipment and automobiles under finance lease and the office lease obligation:

Total cash outflow for leases during the three months ended July 31, 2025, was $0.3 million (2024 - $0.4 million).

(in thousands)	$
2025	481
2026	638
2027	631
2028	631
2029	583
More than 5 years	1,780
Total minimum lease payments	4,744
Less: imputed interest	(1,020)
Total present value of minimum lease payments	3,724
Less: Current portion	(413)
Non-current portion	3,311

The nature of the Company’s leases by type of right-of-use asset as at July 31, 2025, is as follows:

Right-of-use assets

Right-of-use asset type	No. of right-of-use assets leased	Range of remaining term	Average remaining lease term	No. of leases with extension options	No. of leases with options to purchase	No. of leases with variable payments linked to an index	No. of leases with termination options
Lab and office facilities	3	3.4 - 8.4 years	6.3 years	1	—	3	3
Lab equipment	2	4.5 - 4.5 years	2.3 years	—	2	2	2
Automobiles	4	1.4 - 4.3 years	3.5 years	—	—	4	4

The changes in the value of right-of-use assets during the three months ended July 31, 2025, and the year ended April 30, 2024, are as follows:

(in thousands)	Building $	Automobile $	Lab Equipment $	Total $
Cost:
Balance, April 30, 2024	15,144	165	—	15,309
Additions	210	207	578	995
Disposals	—	(99)	—	(99)
Foreign exchange	820	18	—	838
Balance, April 30, 2025	16,174	291	578	17,043
Additions	—	—	161	161
Reclassified assets held for sale	(12,733)	—	—	(12,733)
Disposals	—	(32)	—	(32)
Foreign exchange	92	2	—	94
Balance, July 31, 2025	3,533	261	739	4,533

Accumulated Depreciation:
Balance, April 30, 2024	1,831	112	—	1,943
Depreciation	1,922	67	13	2,002
Disposals	—	(99)	—	(99)
Foreign exchange	158	7	—	165
Balance, April 30, 2025	3,911	87	13	4,011
Reclassified assets held for sale	(3,692)	—	—	(3,692)
Depreciation	502	13	21	536
Disposals	—	(32)	—	(32)
Foreign exchange	24	—	—	24
Balance, July 31, 2025	745	68	34	847

Net Book Value:
April 30, 2025	12,263	204	565	13,032
July 31, 2025	2,788	193	705	3,686

Lease payments not recognized as a liability

The Company has elected not to recognize a lease liability for leases with an expected term of 12 months or less. Additionally, certain variable lease payments are not permitted to be recognized as lease liabilities and are recognized in profit and loss as incurred. The expense relating to payments not included in the measurement of the lease liability during the three months ended July 31, 2025, and 2024 are as follows:

(in thousands)	2025 $	2024 $
Leases of low value assets	6	3
Variable lease payments	125	125
	131	128